Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Summary of statutory net income and statutory surplus	Spinnaker’s statutory net income and statutory surplus as of December 31, 2020 and 2019 and for the years then ended are summarized as follows (in millions):

	December 31,
	2020	2019
Statutory net income	$6.6	$4.3
Statutory capital and surplus	69.6	38.0